Prepaid Share Forward Agreement (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Share Forward Agreement [Abstract]
Schedule of Observable Inputs Significant Unobservable Input	Key inputs in the valuation model are as follow:
	August 7, 2025 (Closing Date Value)	December 31, 2025 (Balance Sheet Date Value)
Stock price	$10.73	$10.96
Exercise price	10.53	10.53
Risk-free rate	3.91%	3.65%
Volatility	60.54%	49.04%
Expected terms (years)	1.00	0.60
Estimated weighted average Terminated Shares	2,899,709	2,880,144

Schedule of Reconciliation of OET Derivative Liability

The following table presents a reconciliation of the OET derivative liability classified as a Level 3 fair value measurement for the year ended December 31, 2025:

Amount
Balance upon closing of Business Combination (August 7, 2025)	$8,072,614
Gain on fair value change	(2,481,099)
Balance as of December 31, 2025	$5,591,515